Consolidated Statements Of Changes In Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares
Balance at beginning of year at Dec. 31, 2018	¥ 1,057,276		¥ (54,127)	¥ 1,739	¥ 1,896,993	¥ 31,014	¥ (872,698)	¥ (54,127)		¥ 185	¥ 43
Balance at beginning of year (in shares) at Dec. 31, 2018 | shares										213,811,958	51,782,495
Changes in equity
Shares issued to acquire a subsidiary	1,187				1,187
Shares issued to acquire a subsidiary (in shares) | shares										106,636
Warrant issued	26,290				26,290
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares										¥ 1	¥ (1)
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares, Shares | shares										842,975	(842,975)
Addition of noncontrolling interests resulting from selling of interests in a subsidiary	20,151				364				¥ 19,787
Contribution from non-controlling interests in a subsidiary	150,000								150,000
Share-based awards to employee of the Group	17,847				17,847
Net loss	(906,490)						(905,895)		(595)
Appropriation to statutory reserve				27,920			(27,920)
Foreign currency translation adjustments, net of nil tax	11,876					11,876
Share-based compensation awards to employees of Jimu Group	34,684				34,684
Exercise of options	26									¥ 26
Exercise of options, shares | shares										29,737,638
Balance at end of year at Dec. 31, 2019	358,720			29,659	1,977,365	42,890	(1,860,640)		169,192	¥ 212	¥ 42
Balance at end of year (in shares) at Dec. 31, 2019 | shares										244,499,207	50,939,520
Changes in equity
Share-based awards to employee of the Group	11,898				11,898
Net loss	(296,140)						(293,935)		(2,205)
Appropriation to statutory reserve				1,104			(1,104)
Fair value change in available for sale investment	(421)					(421)
Foreign currency translation adjustments, net of nil tax	(22,556)					(22,556)
Share-based compensation awards to employees of Jimu Group	(3,471)				(3,471)
Exercise of options	20									¥ 20
Exercise of options, shares | shares										3,353,789
Balance at end of year at Dec. 31, 2020	48,050			30,763	1,985,792	19,913	(2,155,679)		166,987	¥ 232	¥ 42
Balance at end of year (in shares) at Dec. 31, 2020 | shares										247,852,996	50,939,520
Changes in equity
Share-based awards to employee of the Group	3,793				3,793
Net loss	(108,820)	$ (17,077)					(101,729)		(7,091)
Appropriation to statutory reserve				516			(516)
Fair value change in available for sale investment	(91)	(14)				(91)
Foreign currency translation adjustments, net of nil tax	(10,702)					(10,702)
Share-based compensation awards to employees of Jimu Group	2,736				2,736
Exercise of options	1									¥ 1
Exercise of options, shares | shares										1,232,241
Non-controlling interests contribution	4								4
Balance at end of year at Dec. 31, 2021	¥ (65,029)	$ (10,204)		¥ 31,279	¥ 1,992,321	¥ 9,120	¥ (2,257,924)		¥ 159,900	¥ 233	¥ 42
Balance at end of year (in shares) at Dec. 31, 2021 | shares										249,085,237	50,939,520